Loans Payable (Loan from Perk) (Details)				3 Months Ended		9 Months Ended
	Feb. 08, 2016 shares	Dec. 23, 2015 USD ($)	Dec. 14, 2015 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) advance	Mar. 31, 2016 USD ($)	Dec. 13, 2015 USD ($)
Debt Instrument [Line Items]
Stated interest rate (as a percent)		12.00%
Reduction in common stock payable (in shares) | shares	130,000
Common stock payable (in shares) | shares	1,500,000
Line of Credit | Credit Agreement with Perk
Debt Instrument [Line Items]
Number of advances | advance					2
Proceeds from lines of credit		$ 333,000	$ 667,000		$ 1,000,000
Maximum borrowing capacity				$ 0		$ 0	$ 1,000,000
Default interest rate (as a percent)		12.00%
Interest expense				$ 0		$ 0